Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Assets
Property, plant and equipment	$ 22,159	$ 35,997
Intangible assets and goodwill	720,907	721,990
Trade and other receivables, net	2,154	2,658
Investment in equity-accounted investees	5,262	5,363
Other investments	5,508	3,683
Term deposits	25,043	207
Non-current tax assets	26,710	34,160
Other non-current assets	88	131
Total non-current assets	807,831	804,189
Inventories	40	36
Current tax assets	2	4,447
Trade and other receivables, net	25,177	53,407
Term deposits	129,825	37,823
Other current assets	51,069	53,428
Cash and cash equivalents	295,066	129,881
Total current assets	501,179	279,022
Total assets	1,309,010	1,083,211
Equity
Share capital	53	52
Share premium	2,021,197	1,985,555
Other components of equity	69,604	20,227
Accumulated deficit	(1,203,334)	(1,147,597)
Total equity attributable to owners of the Company	887,520	858,237
Non-controlling interests	3,667	4,055
Total equity	891,187	862,292
Liabilities
Loans and borrowings	201,616	21,613
Employee benefits	7,479	6,335
Contract liabilities	453	1,548
Deferred tax liabilities, net	3,864	1,777
Other non-current liabilities	10,217	9,775
Total non-current liabilities	223,629	41,048
Loans and borrowings	2,339	3,971
Trade and other payables	53,581	70,747
Contract liabilities	33,723	33,364
Other current liabilities	73,751	40,989
Provisions	30,800	30,800
Total current liabilities	194,194	179,871
Total liabilities	417,823	220,919
Total equity and liabilities	$ 1,309,010	$ 1,083,211